BALANCES AND TRANSACTIONS WITH RELATED COMPANIES	12 Months Ended
Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES
21.	BALANCES AND TRANSACTIONS WITH RELATED COMPANIES

Technical, Financial and Operational Assistance Agreement

Pampa Energía is tgs’ technical operator, according to the approval of ENARGAS in June 2004, and subject to the terms and conditions of the Technical Assistance Agreement which provides that Pampa Energía is in charge of providing services related to the operation and maintenance of the natural gas transportation system and related facilities and equipment, to ensure that the performance of the system is in conformity with international standards and in compliance with certain environmental standards. For these services, the Company pays a monthly fee based on a percentage of the operating income of the Company.

The Ordinary and Extraordinary General Shareholders´ Meeting held on October 17, 2019 ratified the proposal approved by the Board of Directors at its meeting on September 17, 2019 made to Pampa Energía that implies an extension in the contract and a modification in the determination of the remuneration received by Pampa Energía.

Such modifications, without implying a modification in the scope of the tasks performed, mean a progressive reduction over the years in the remuneration that Pampa Energía will receive in its role of Technical Operator.

According to the modifications made, tgs will pay Pampa Energía the greater of: (i) an annual fixed sum of US$ 0.5 million or (ii) the variable compensation that arises from applying to comprehensive income before results and income taxes for the year but after deducting also the above fixed amount) the following scheme:

•	From 12/28/2019 to 12/27/2020: 6.5%
•	From 12/28/2020 to 12/27/2021: 6%
•	From 12/28/2021 to 12/27/2022: 5.5%
•	From 12/28/2022 to 12/27/2023: 5%
•	From 12/28/2023 to 12/27/2024 and onwards: 4.5%

Commercial transactions

In the normal course of its activity, tgs celebrated with Pampa Energía and other companies related to it, agreements to transfer natural gas and its richness. The price, which is denominated in US dollars, is determined according to common market practices.

In addition, in the normal course of business, tgs carries out liquid sales, natural gas transportation services and other services with its associated companies, Pampa Energía and related companies.

Lease agreement with Pampa Energía

As mentioned in Note 13 to these Consolidated Financial Statements, on August 11, 2016, the Company entered into a finance lease agreement with Pampa Energía (formerly Petrobras Argentina).

Key management compensation

The accrued amounts corresponding to the compensation of the members of the Board of Directors, the Statutory Committee and the Executive Committee for the years ended December 31, 2024, 2023 and 2022 were Ps. 3,541,956, Ps. 3,430,226 and Ps. 2,895,727, respectively.

Balances and transactions with related parties

The detail of significant outstanding balances for transactions entered into by tgs and its related parties as of December 31, 2024 and 2023 is as follows:

	2024		2023
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Company which exercises joint control on the controlling shareholder:
Pampa Energía (1)	13,211,443	21,871,747	14,376,077	36,873,815
Associates with significant influence:
Link	29,595	-	38,019	-
TGU (liquidated)	-	-	-	280,225
Other related companies:
Comercializadora e Inversora S.A.	-	-	83,399	121,255
CT Barragan S.A.	30,807	-	33,880	-
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. (2)	2,257,463	11,159,046	24,051	8,799,269
Transener S.A.	48,625	-	133	-
Total	15,577,933	33,030,793	14,555,559	46,074,564

(1)	Accounts payable includes Ps. 11,540,062 and Ps. 32,114,859 corresponding to the financial leasing recorded as “Loans” as of December 31, 2024 and 2023, respectively.
(2)	Accounts receivable as of December 31, 2024 includes Ps. 2,120,362 recorded in “Other Credits”.

As of December 31, 2024 and 2023, tgs has a balance of Ps. 20,471,497 and Ps. 21,739,106 corresponding to Dollar linked notes issued by CT Barragán S.A. and Pampa Energía. The book value of the notes is disclosed within the caption “Financial assets at fair value through profit or loss”.

The detail of significant transactions with related parties for the years ended December 31, 2024, 2023 and 2022 is as follows:

Year ended December 31, 2024:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	145	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	17,086,616	16,099,079	49,612,454	34,550,518	26,405,660	-	1,365,343	-	-
Associates with significant influence:
Link	-	-	302,193	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	217,663	-	-	-	-	-	-
Transener S.A.	-	-	376	-	-	-	-	-	-
CT Barragán S.A.	-	-	128,844	-	-	-	-	784,372	-
Comercializadora e Inversora S.A.(2)	2,107,038	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	540,845
Total	19,193,654	16,099,079	50,261,530	34,550,518	26,405,660	145	1,365,343	784,372	540,845
(1) Corresponds to donations expenses.
(2) On October 3, 2024, it was merged with Pampa Energía.

Additionally, during the year ended December 31, 2024, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 131,330,449 which are capitalized within the balance of property, plant and equipment.

Year ended December 31, 2023:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	477	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	7,536,340	18,740,254	38,397,233	35,979,882	13,236,442	-	1,998,012	-	-
Associates with significant influence:
Link	-	-	307,484	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	116,001	-	-	-	-	-	-
Transener S.A.	-	-	1,291	-	-	-	-	-	-
CT Barragán S.A.	-	-	130,421	-	-	-	-	14,830,319	-
Comercializadora e Inversora S.A.	1,525,447	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	308,040
Total	9,061,787	18,740,254	38,952,430	35,979,882	13,236,442	477	1,998,012	14,830,319	308,040
(1) Corresponds to donations expenses.

Year ended December 31, 2022:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	1,098	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	9,978,132	24,299,050	26,941,047	39,509,571	20,799,669	-	2,594,867	-	-
Associates with significant influence:
Link	-	-	317,027	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	48,847	-	-	-	-	-	-
Transener S.A.	-	-	2,829	-	-	-	-	-	-
CT Barragán S.A.	-	-	118,396	-	-	-	-	653,774	-
Comercializadora e Inversora S.A.	2,024,688	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	210,621
Total	12,002,820	24,299,050	27,428,146	39,509,571	20,799,669	1,098	2,594,867	653,774	210,621
(1) Corresponds to donations expenses.